Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Seanergy Maritime Holdings Corp's country of incorporation	Republic of the Marshall Islands
Seanergy Maritime Holdings Corp's date of incorporation	Jan. 04, 2008